TAXES ON INCOME (Detail Textuals 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Accrual of interest and penalties payable related to uncertain tax positions	$ 433	$ 223
Tax expenses related to uncertain tax positions included penalties and interest	211	$ 152	$ 34
Net operating losses	$ 5,613